Other income and other expenses - Other operating expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income and other expenses
Other taxes	€ 259	€ 156
Losses on disposals of assets	5,271	75,114	€ 76,561
Expected credit losses	28,754	245,791	323,200
Onerous contracts charge/release	(411,416)	432,311
Exchange losses	6,411,667	304,398	5,462,494
Miscellaneous other operating expenses	1,946,848	3,228,421	1,297,265
Total	7,981,384	4,286,191	7,159,521
Trade accounts receivables in dispute	240,000	1,727,000
Expenses unrelated to the accounting period	603,000	235,000
Compensation expense	377,000	741,000
Effect of change in functional currency	€ 1,883,000	€ 544,000
Tooling expense			836,000
Warranty expenses			€ 125,000